INCOME TAX CHARGE - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	(8.00%)	(9.00%)	(37.00%)	(67.00%)
Income tax paid			$ 2,474	$ 8,001
Current tax assets	$ 1,987		1,987		$ 0
Income tax payable	257		257		$ 320
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	913		913
Ireland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	$ 1,074		$ 1,074